Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000079618 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000079618 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.70%
C000079618 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079618 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000079618 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000079618 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000079618 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.10%
C000079618 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.30%
C000079618 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079618 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079618 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.70%
C000079618 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000079619 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000079619 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.70%
C000079619 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079619 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000079619 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000079619 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000079619 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.10%
C000079619 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.30%
C000079619 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079619 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079619 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.70%
C000079619 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000079621 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000079621 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.70%
C000079621 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079621 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000079621 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000079621 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000079621 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.10%
C000079621 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.30%
C000079621 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079621 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079621 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.70%
C000079621 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001704 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
C000001704 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001704 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001706 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
C000001706 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001706 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000123977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
C000123977 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000123977 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001707 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
C000001707 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001707 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000039982 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000039982 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000039982 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000039984 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000039984 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000039984 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000039985 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000039985 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000039985 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000001700 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%
C000001700 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000001700 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000001702 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%
C000001702 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000001702 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000001703 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%
C000001703 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000001703 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000039986 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000039986 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000039986 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000039988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000039988 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000039988 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171397 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000171397 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171397 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000039989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000039989 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000039989 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%